Other assets	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other assets	Other assets

As at	Note	December 31, 2022	December 31, 2021
Retirement assets	13	$132	$27
Interest rate swap contracts	12	12	—
Other		31	31
		$175	$58